REPURCHASE OF ORDINARY SHARES	12 Months Ended
Dec. 31, 2013
REPURCHASE OF ORDINARY SHARES
REPURCHASE OF ORDINARY SHARES

20.                   REPURCHASE OF ORDINARY SHARES

During the year ended December 31, 2011, the Company repurchased 1,641,311 ADSs amounting to RMB 63,631,000 under the 2011 Share Repurchase Plan. During the year ended December 31, 2012, the Company repurchased 319,827 ADSs amounting to RMB 9,470,000 (US$1,520,000) under the 2012 Share Repurchase Plan. The Company did not repurchase any ADSs in 2013.